MIU-Q1

Quarterly Report
June 30, 2025
MFS®  Municipal
Intermediate Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.6%
Alabama – 3.7%
Alabama State University Board of Trustees, General Tuition & Fee Rev., AGM, 5.25%, 9/01/2038	$650,000	$694,689
Baldwin County, AL, Industrial Development Authority, County Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	465,000	468,786
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	187,209
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	269,857
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	365,000	382,314
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	362,532
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	317,634
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	376,749
Jacksonville, AL, Public Educational Building Authority Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2037	1,275,000	1,367,492
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	789,972
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,063,387
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,048,930
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	741,277
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	229,425
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	515,000	532,068
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	1,230,000	1,296,234
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	527,090
		$10,655,645
Alaska – 0.1%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$305,000	$322,924
Arizona – 2.6%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$465,000	$461,190
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	493,585
Arizona Industrial Development Authority, Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	797,730	783,632
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	67,980
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,277,309
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	155,019
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional School Projects), “A”, 5%, 7/01/2035	1,000,000	1,047,179
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,460
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	285,000	316,815
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 4.1%, 12/01/2035 (Put Date 8/01/2025)	1,600,000	1,600,296
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	202,234
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	335,000	370,801
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	506,136
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	244,939
		$7,541,575
Arkansas – 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$133,711
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	124,794
		$258,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 4.7%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$806,900
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	285,000	300,378
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	423,517
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,675,000	1,795,618
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health), “C”, 5.25%, 10/01/2050 (Put Date 10/01/2035) (w)	1,500,000	1,654,901
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	254,953
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	624,042
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	50,005
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	200,000	200,014
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	513,470
California School Finance Authority, Charter School Rev. (Aspire Public Schools-Obligated Group-Issue No. 5), “A”, 4%, 8/01/2036	325,000	306,761
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	620,000	632,873
California Statewide Communities Development Authority Rev, “C-2”, 4.375%, 9/02/2040	900,000	866,616
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	88,858
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	90,327
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	715,000	715,353
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	126,399
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	81,927
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	470,000	500,970
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	224,035
Los Angeles, CA, Harbor Department Refunding Rev., “A-2”, AGM, 5%, 8/01/2036	780,000	844,237
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,737	56,397
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	142,803
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	95,406
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	256,483
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,033,904
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	822,530
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	199,818
		$13,709,495
Colorado – 2.9%
Adams County, CO, Bromley Park Metropolian District No. 3 General Obligation, AGM, 5%, 12/01/2039	$905,000	$935,571
Boulder County, CO, STC Metropolitan District No.2, Limited Tax General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	1,285,000	1,355,202
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	124,721
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,069,507
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	975,000	1,048,133
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco, CO), “A”, 4.5%, 7/01/2035 (w)	235,000	232,079
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 5%, 12/01/2040	720,000	740,425
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No. 1), “A”, AGM, 5%, 12/01/2036	390,000	414,277
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5%, 6/01/2035	1,000,000	1,085,577
Southern Ute Indian Tribe, CO, Souther Ute Indian Reservation, “A”, 5%, 4/01/2035	1,250,000	1,322,992
		$8,328,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – 1.6%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$977,680
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,613,670
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	515,000	539,038
Great Pond Improvement District, CT, Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	890,270
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	470,000	473,046
		$4,493,704
Delaware – 0.6%
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	$735,000	$735,317
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	970,000	1,046,431
		$1,781,748
District of Columbia – 1.6%
District of Columbia Rev. (Rocketship DC Obligated Group), “A”, 5%, 6/01/2034 (n)	$250,000	$253,246
District of Columbia Rev. (Rocketship DC Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	220,989
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	110,000	115,287
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	1,250,000	1,285,100
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	341,933
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	1,250,000	1,307,272
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	91,148
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034 (w)	960,000	1,037,960
		$4,652,935
Florida – 5.4%
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I, LLC-Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	$200,000	$191,731
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	500,000	493,416
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	520,000	517,941
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	444,982
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	454,384
Greater Orlando, FL, Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2031	1,500,000	1,501,727
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,450,581
Lee County, FL, Airport Rev., 5.25%, 10/01/2043	365,000	376,733
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	30,000	30,158
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	25,000	25,084
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Rev. (Quail Roost Transit Village I), 5%, 9/01/2026 (Put Date 9/01/2025)	500,000	501,337
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,050,253
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	957,418
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2042	500,000	518,674
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	500,000	515,696
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2044	500,000	513,117
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	230,000	230,093
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	747,474
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	371,233
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.5%, 10/01/2035	625,000	678,851
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,084,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/2039	$800,000	$791,687
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	89,485
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	519,898
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	187,635
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	130,000	130,177
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	105,000	100,350
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	100,000	99,725
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,015,822
		$15,589,677
Georgia – 3.1%
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$185,000	$185,364
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	187,000	188,472
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,003,139
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	251,095
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), 3.6%, 8/01/2028 (Put Date 8/01/2027)	426,000	430,725
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	249,270
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	825,520
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,048,279
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	975,000	1,036,872
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	519,035
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	481,180
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	500,000	526,219
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	267,980
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	265,485
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	262,821
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	522,052
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	956,990
		$9,020,498
Guam – 0.4%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$30,000	$26,555
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	270,564
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,424
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	172,333
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	381,246
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	297,488
		$1,208,610
Hawaii – 0.3%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$800,000	$804,743
Idaho – 0.8%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$480,000	$522,015
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	735,000	744,333
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	222,592
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	418,011
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	358,481
		$2,265,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – 5.7%
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2036	$750,000	$769,041
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	224,325
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	50,000	50,749
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	455,000	469,251
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2041	1,000,000	1,012,205
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	390,000	391,985
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	512,560
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	515,773
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	194,558
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,022,291
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,073,081
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	174,341
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	427,553
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	212,022
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,046,654
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	625,000	653,266
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	667,633
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	66,167
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	889,413
Illinois Finance Authority Rev. (UChicago Medicine), “A-3”, 5%, 8/15/2064 (Put Date 8/15/2035)	1,500,000	1,610,029
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	26,004	7,541
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 11/01/2044 (Put Date 11/03/2025)	435,000	434,935
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,100,000	1,087,639
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035) (w)	385,000	389,757
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035) (w)	670,000	678,278
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	245,506
Monroe & St. Clair Counties, IL, Community Unit School District No. 4, Columbia Debt Certificates, 5.5%, 7/01/2040 (w)	300,000	300,443
Rock Island County, IL, School District No. 41, General Obligation, “A”, AGM, 5%, 1/01/2043	1,000,000	1,029,326
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	30,901
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	125,341
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	157,122
		$16,469,686
Indiana – 2.7%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$99,912
Gary/Chicago International Airport Authority, IN, Development Zone Rev., AGM, 5.25%, 2/01/2042	490,000	511,649
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	29,715
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	780,000	814,293
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	200,641
Indiana Finance Authority, Health System Rev. (Indiana University Health), “D-5”, 5%, 10/01/2054 (Put Date 10/01/2037) (w)	1,000,000	1,084,352
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	120,000	121,283
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2035	530,000	550,827
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	819,813
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,042,801
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B”, 5%, 1/01/2033	1,130,000	1,213,634
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “E”, 5.5%, 3/01/2038	500,000	528,078
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	761,721
		$7,778,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Iowa – 0.9%
Bondurant, IA, General Obligation, Annual Appropriation Coprorate Purpose, “B”, 5.25%, 6/01/2038	$1,000,000	$1,058,838
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	1,150,000	1,217,065
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	350,000	366,918
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	5,000	4,739
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	86,070
		$2,733,630
Kansas – 0.3%
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	$180,768	$167,026
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	700,000	720,522
		$887,548
Kentucky – 0.5%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$521,134
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	270,877
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	211,907
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	348,133
		$1,352,051
Louisiana – 0.5%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$255,000	$283,585
Shreveport, LA, General Obligation, AGM, 5%, 3/01/2041	1,000,000	1,025,206
		$1,308,791
Maine – 0.7%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$97,377
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	965,000	1,033,658
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	430,000	436,325
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	500,000	488,148
		$2,055,508
Maryland – 0.6%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$450,000	$439,447
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington Internation Thurgood Marshall Airport), AGM, 5%, 8/01/2034	1,000,000	1,077,939
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2045 (Put Date 7/01/2031)	235,000	257,477
		$1,774,863
Massachusetts – 2.3%
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	$990,000	$992,247
Massachusetts Development Finance Agency Rev. (Brown University), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	270,000	288,211
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	99,521
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 4.25%, 7/01/2034	500,000	494,832
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	502,481
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	84,453
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	45,000
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	1,140,000	1,218,697
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	220,000	212,338
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	125,000	122,882
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,000,000	1,061,991
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	1,001,258
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	450,000	475,688
		$6,599,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – 2.2%
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 5%, 12/01/2036	$330,000	$350,961
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035)	945,000	1,018,255
Michigan Finance Authority, Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	331,327
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	519,738
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	800,000	798,949
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	295,000	310,982
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	300,000	301,747
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	964,297
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	994,334
Wayne County, MI, Airport Authority Rev., “B”, 5.25%, 12/01/2039 (w)	700,000	746,617
		$6,337,207
Minnesota – 0.4%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$122,840
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	924,033
		$1,046,873
Mississippi – 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,115
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	125,000	149,157
		$215,272
Missouri – 0.5%
Missouri Development Finance Board, Infrastructure Facilities Rev. (City of Independence, Missouri-Public Safety Projects), “A”, AGM, 5%, 12/01/2036	$285,000	$304,703
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	150,800
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	290,000	323,224
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	123,695
Poplar Bluff, MO, Transportation Development District Convertible Transportation Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	70,000	67,458
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	360,000	358,667
		$1,328,547
Montana – 0.3%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$408,879
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	380,000	381,444
		$790,323
Nebraska – 0.4%
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5%, 12/15/2036	$1,000,000	$1,060,304
Nevada – 0.2%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$462,999
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	115,234
		$578,233
New Hampshire – 2.7%
National Finance Authority, NH, Affordable Housing Certificates, “1-A”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	$1,250,000	$1,254,809
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	915,000	918,935
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	590,000	588,087
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	55,021

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	$100,000	$102,142
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,123,239
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	476,320
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	269,296	260,765
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	214,540	203,709
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.168%, 1/20/2041	99,786	89,763
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	155,975	148,769
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	30,011
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	100,000	99,327
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	156,000	156,232
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	107,415
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	110,000	120,099
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2037	245,000	262,680
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2040	290,000	302,167
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	255,000	257,679
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	100,000	105,848
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	135,000	122,892
New Hampshire Heath & Education Facility Authority Rev. (Riverwoods at Exeter), 5%, 10/01/2038	1,000,000	1,049,264
		$7,835,173
New Jersey – 1.2%
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	$375,000	$379,232
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	170,000	173,186
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	259,912
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,056,137
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	490,000	483,198
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology Inc., Project), 4.125%, 7/01/2033	600,000	600,326
South Jersey, NJ, Transportation Authority, System Rev., “A”, BAM, 5%, 11/01/2037	375,000	395,734
		$3,347,725
New Mexico – 0.8%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,012,317
New Mexico Finance Authority, Public Project Revolving Rev., “A-2”, 5%, 6/01/2034	600,000	608,521
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	500,000	543,532
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	90,000	94,526
		$2,258,896
New York – 4.5%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$314,283
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	779,003
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2041	340,000	359,819
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	345,153
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	713,075
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	496,031
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage, 4.84%, 11/01/2040	642,161	645,044
New York Dormitory Authority Rev. (New School), “B”, 5%, 7/01/2042	500,000	503,150
New York Dormitory Authority Rev. (Peca University), “A”, 5.25%, 5/01/2040	375,000	385,440
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	560,000	588,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	$680,000	$680,523
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	497,988
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “D-1”, 4.35%, 11/01/2044	625,000	584,548
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	559,987
New York Housing Finance Agency 320 West 38th Street Housing Rev., “A”, FHLMC, 3.57%, 5/01/2042 (Put Date 11/01/2031)	570,000	565,013
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	895,000	881,252
New York Housing Finance Agency Affordable Housing Rev., “G-2”, 3.45%, 5/01/2062 (Put Date 5/01/2027)	65,000	65,000
New York Housing Finance Agency Affordable Housing Rev., “A”, 3.45%, 11/01/2063 (Put Date 5/01/2029)	1,000,000	1,000,910
New York Housing Finance Agency Personal Income Tax Rev., “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	305,000	305,436
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032 (w)	545,000	548,264
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	169,578
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	248,636
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 5.5%, 6/30/2041	750,000	776,661
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	284,188
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	100,000	102,393
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	593,603	578,438
		$12,978,009
North Carolina – 1.7%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$50,000	$50,019
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	320,000	334,931
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	320,000	335,519
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	680,649
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	128,218
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	145,000	144,581
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5%, 9/01/2034	900,000	926,565
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	511,450
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	65,000	65,034
North Carolina State Education Assistance Authority, Tax-Exempt Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2045	1,250,000	1,263,316
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2040	985,000	498,342
		$4,938,624
North Dakota – 0.3%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$798,856
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	160,000	160,069
		$958,925
Ohio – 4.3%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$527,864
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	949,649
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project and the Eden Park Project), 5%, 12/01/2034	500,000	517,369
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	190,000	184,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	$205,000	$219,525
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 4.25%, 5/15/2035	1,115,000	1,119,542
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	201,073
Ehove, OH, Joint Vocational School District, General Obligation School Improvement, 5.5%, 12/01/2036	350,000	386,707
Ehove, OH, Joint Vocational School District, General Obligation School Improvement, 5.5%, 12/01/2037	375,000	410,597
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	355,000	386,239
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	776,678
Margaretta, OH, Local School District Erie & Sandusky Counties, Certificates of Participation (School Facilities Project), BAM, 5.5%, 10/01/2036	500,000	546,464
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	810,000	806,084
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	146,531
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	171,800
Ohio Air Quality Development Authority Rev. (Dayton Power and Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	505,555
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	629,585
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	252,936
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	206,361
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	535,000	564,712
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	200,000	196,555
Stongsville City Cuyahoga County, OH, Various Purpose, 5%, 12/10/2025	1,850,000	1,859,539
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2042	650,000	652,486
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	240,000	235,183
		$12,453,514
Oklahoma – 0.6%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$284,650
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	485,000	539,367
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037 (w)	325,000	352,540
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	500,000	552,268
		$1,728,825
Oregon – 0.5%
Lincoln County, OR, Coast Community College District General Obligation, Convertible Capital Appreciation, 5% to 8/15/2024, 5% to 6/15/2041	$380,000	$405,026
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	438,015
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	100,931
Portland, OR, International Airport Rev., 5.25%, 7/01/2041	500,000	522,490
		$1,466,462
Pennsylvania – 7.8%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$990,000	$1,034,524
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	1,285,000	1,375,242
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	250,465
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2039	650,000	682,361
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2040	845,000	879,630
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	500,000	517,139
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,077
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	104,000	110,056
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	800,000	738,498
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	23,000	16,607
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	126,000	128,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	$455,000	$400,880
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	79,661
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.826% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	738,953
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	105,395
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	8,689
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	400,000	395,757
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	471,461
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	477,795
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	1,585,000	1,547,722
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	1,000,000	1,023,909
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4%, 6/01/2039	630,000	588,552
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,029,628
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	865,000	861,620
Pennsylvania Economic Development Financing Authority, (UPMC) Rev., “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	1,035,000	1,084,705
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	1,000,000	1,086,876
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,070,906
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	775,000	812,668
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	151,679
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,002
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 8/01/2045 (Put Date 8/01/2025)	620,000	620,157
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	665,306
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	204,232
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	4,399
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A-1”, 4.75%, 6/01/2046	430,000	423,173
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	535,000	567,211
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	225,000	229,329
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	775,000	778,261
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	102,135
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	355,000	359,401
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	441,877
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	496,239
		$22,656,740
Puerto Rico – 0.7%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$292,016	$308,021
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,810	44,019
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	38,698	37,755
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,854	28,443
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	40,591	36,072
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	42,214	36,068
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	34,429
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	500,000	500,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	54,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	90,131
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	142,025
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	15,000	8,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	$130,000	$71,013
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,827
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	38,238
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	25,000	13,656
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	23,000	22,046
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	20,000	18,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	164,000	154,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	35,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	597,000	465,787
		$2,149,326
Rhode Island – 1.3%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “78-A”, 5.5%, 10/01/2052	$640,000	$676,418
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034	1,000,000	1,045,194
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	765,000	718,641
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	145,000	131,834
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,069,036
		$3,641,123
South Carolina – 1.4%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2044	$750,000	$769,310
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	415,000	407,673
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	263,537
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	299,343
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	697,826
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	96,853
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	410,000	434,828
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	277,583
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5%, 9/01/2032	665,000	690,537
		$3,937,490
Tennessee – 3.3%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$500,690
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	366,553
Knox County, TN, Health Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,002,855
Knox County, TN, Health Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,036,979
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	752,981
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	300,000	303,344
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	70,103
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	90,971
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	73,382
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	992,987
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,259,271
Nashville, TN, Metropolitan Development & Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	503,343
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	465,116
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	718,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	$750,000	$773,319
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	80,000	81,262
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	579,761
		$9,571,868
Texas – 8.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$145,000	$146,239
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	221,441
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	95,000	95,076
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	75,468
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	330,000	339,926
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	225,000	194,912
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2033	500,000	529,656
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2034	435,000	457,754
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2039	750,000	778,329
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	144,894
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	1,000,000	1,006,610
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	100,000	100,031
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	195,960
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	100,000	94,626
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	765,000	758,460
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	147,009
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	102,659
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	70,000	74,985
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043 (w)	755,000	796,849
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2032	750,000	807,821
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2037	340,000	354,245
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Project), “B”, 5.25%, 7/15/2034	500,000	515,146
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	545,000	560,556
Houston, TX, Airport System Subordinate Lien Rev., “A”, AGM, 5%, 7/01/2038	665,000	690,007
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	500,000	513,199
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	100,000	91,952
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	450,097
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2040 (w)	1,345,000	1,390,564
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2041 (w)	645,000	659,714
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International, LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	245,000	250,401
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), VRDN, 3.95%, 5/01/2046 (Put Date 9/01/2025)	225,000	225,007
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	205,000	205,216
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	350,000	339,435
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2034	585,000	622,856
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	455,000	482,080
North Texas Municipal Water District, Water System Refunding Rev., 5%, 9/01/2043 (w)	1,000,000	1,046,929
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	254,906
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	176,971
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	981,246
Princeton, TX, Special Assessment Rev. (Eastridge Public Improvement District Improvement Area No. 3 Project), 5%, 9/01/2044	500,000	465,905
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,560,480
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	1,250,000	1,368,222
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,020,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	$175,000	$182,650
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	659,412
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,090,981
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	126,286
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,119
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	336,235
		$23,764,613
U.S. Virgin Islands – 0.0%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$100,000	$100,119
Utah – 0.7%
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	$1,000,000	$1,068,137
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	181,000	181,626
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	12,333	10,130
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	650,740	652,295
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	110,000	119,955
Utah Infrastructure Agency Telecommunications & Franchise Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	124,247
		$2,156,390
Vermont – 1.0%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,000,000	$1,061,743
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	1,700,000	1,804,962
		$2,866,705
Virginia – 1.5%
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$309,115
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “C-3”, 5.25%, 12/01/2027	750,000	750,381
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	86,147
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,443
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	757,214
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	480,000	480,222
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	180,341
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	695,000	708,480
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	500,000	484,460
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	618,230
		$4,472,033
Washington – 2.4%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$195,521
Klickitat County, WA, Public Utility District No. 1 Electric System Refunding Rev., AGM, 5%, 12/01/2034	1,350,000	1,499,525
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	525,931
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	750,000	763,133
Spokane County, WA, Airport Rev., 5.25%, 1/01/2044	1,115,000	1,142,419
Vancouver, WA, Housing Authority Rev. (Cougar Creek Project), “A”, 4%, 10/01/2034	220,000	219,118
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	880,000	855,776
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	1,000,000	922,316
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	105,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	$795,000	$815,674
		$7,045,183
West Virginia – 0.3%
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5%, 6/01/2034	$300,000	$311,548
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	325,262
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	150,000	149,106
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	230,000	228,956
		$1,014,872
Wisconsin – 5.2%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	$75,000	$75,011
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	1,000,000	936,998
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	288,609
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	193,894
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	307,641
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	211,739
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,090,343
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	155,000	157,198
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	395,952
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., GNMA, 6%, 3/01/2055	995,000	1,084,263
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	152,632
Wisconsin Public Finance Authority Rev., Taxable (Kāhala Nui Project), 5%, 11/15/2034	335,000	365,415
Wisconsin Public Finance Authority Rev., Taxable (Kāhala Nui Project), 5%, 11/15/2036	435,000	466,221
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	1,125,000	1,189,161
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	90,000	90,072
Wisconsin Public Finance Authority, Education Refunding Rev., Taxable, (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4%, 7/15/2039 (n)	1,000,000	890,682
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	1,100,000	1,146,980
Wisconsin Public Finance Authority, Housing Rev. (Aggie Apartment Life Holding Corp. II LLC Project), 5%, 6/01/2034	1,100,000	1,158,288
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	101,588
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	305,000	309,980
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	805,000	759,036
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035) (w)	770,000	771,300
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	717,513
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	535,000	535,269
Wisconsin Public Finance Authority, Senior Living Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	250,000	252,521
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	855,000	887,702
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	175,000	186,598
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation, LLC Project), “B”, 5%, 6/15/2030	185,000	195,101
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev., Taxable (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	141,000	69,699
		$14,987,406
Total Municipal Bonds		$279,281,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$275,000	$220,330
Freddie Mac, 4.685%, 10/25/2040	356,833	363,479
Freddie Mac, 4.519%, 8/25/2041	381,948	391,985
Total Other Municipal Bonds		$975,794
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	$500,000	$425,336
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	219,866	73,457
Total Bonds		$498,793
Contingent Value Instruments – 0.0%
General Obligations - General Purpose – 0.0%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$160,102	$98,463
Mutual Funds (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	17,205,174	$17,206,895

Other Assets, Less Liabilities – (3.1)%		(8,959,044)
Net Assets – 100.0%		$289,102,051

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,206,895 and
$280,854,200, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,664,461, representing 3.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$280,355,407	$—	$280,355,407
U.S. Corporate Bonds	—	498,793	—	498,793
Investment Companies	17,206,895	—	—	17,206,895
Total	$17,206,895	$280,854,200	$—	$298,061,095
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,971,326	$43,204,613	$30,970,458	$(144)	$1,558	$17,206,895

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$124,051	$—